Restricted Net Assets of Subsidiaries (Details 6) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	$ 6.5
Restricted net assets threshold	25.00%